JOINT VENTURES AND ASSOCIATES - Summarized statements of comprehensive income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Summarised statements of comprehensive income
Revenue	$ 419,446,439	$ 328,455,588	$ 206,697,620
(Loss) Profit for the year	20,174,599	(3,908,904)	(3,820,622)
Other comprehensive income	(835,849)	35,172,250	10,051,318
Total comprehensive profit	19,338,750	31,263,346	6,230,696
Trigall Genetics S.A.
Summarised statements of comprehensive income
Revenue	2,010,229	2,205,849	1,110,303
Finance income			22,470
Finance expense	(718,388)	(97,419)	(3,586)
Depreciation and amortization	(507,860)	(234,190)
(Loss) Profit for the year	207,410	1,340,129	586,773
Other comprehensive income	(17,156)
Total comprehensive profit	190,254	1,340,129	586,773
Synertech Industrias S.A.
Summarised statements of comprehensive income
Revenue	62,798,136	61,117,486	23,759,744
Finance income	633,741	7,019,720	5,584,007
Finance expense	(6,768,810)	(8,644,475)	(6,283,955)
Depreciation and amortization	(2,032,809)	(1,339,357)	(39,171)
(Loss) Profit for the year	3,980,995	(2,429,401)	1,776,244
Other comprehensive income	(369,259)	(1,172,537)	(827,236)
Total comprehensive profit	$ 3,611,736	$ (3,601,938)	$ 949,008